Operating Segmentation	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Operating Segmentation
Note 11: Operating Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (P&C) (comprised of Canadian Personal and Commercial Banking (Canadian P&C) and U.S. Personal and Commercial Banking (U.S. P&C)), BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM), along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2020.

Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended April 30, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,581	1,055	237	743	(161)	3,455
Non-interest revenue	561	312	878	795	75	2,621
Total Revenue	2,142	1,367	1,115	1,538	(86)	6,076
Provision for (recovery of) credit losses on impaired loans	154	6	1	(6)	-	155
Provision for (recovery of) credit losses on performing loans	(13)	(29)	(4)	(49)	-	(95)
Total provision for (recovery of) credit losses	141	(23)	(3)	(55)	-	60
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(283)	-	-	(283)
Depreciation and amortization	131	119	74	68	-	392
Other non-interest expense	841	561	867	768	980	4,017
Income (loss) before taxes	1,029	710	460	757	(1,066)	1,890
Provision for (recovery of) income taxes	265	168	114	194	(154)	587
Reported net income (loss)	764	542	346	563	(912)	1,303
Average Assets	258,876	129,877	47,693	360,123	173,575	970,144

For the three months ended April 30, 2020	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,495	1,129	212	855	(173)	3,518
Non-interest revenue	465	315	678	196	92	1,746
Total Revenue	1,960	1,444	890	1,051	(81)	5,264
Provision for credit losses on impaired loans	212	124	3	73	1	413
Provision for credit losses on performing loans	285	75	3	335	7	705
Total provision for credit losses	497	199	6	408	8	1,118
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(197)	-	-	(197)
Depreciation and amortization	132	146	73	56	-	407
Other non-interest expense	844	671	815	702	77	3,109
Income (loss) before taxes	487	428	193	(115)	(166)	827
Provision for (recovery of) income taxes	125	89	49	(41)	(84)	138
Reported net income (loss)	362	339	144	(74)	(82)	689
Average Assets	252,984	144,449	45,175	380,856	122,971	946,435

(Canadian $ in millions)
For the six months ended April 30, 2021	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	3,189	2,146	476	1,546	(324)	7,033
Non-interest revenue	1,052	631	2,616	1,566	153	6,018
Total Revenue	4,241	2,777	3,092	3,112	(171)	13,051
Provision for (recovery of) credit losses on impaired loans	303	26	3	39	(1)	370
Provision for (recovery of) credit losses on performing loans	(15)	(80)	(8)	(51)	-	(154)
Total provision for (recovery of) credit losses	288	(54)	(5)	(12)	(1)	216
Insurance claims, commissions and changes in policy benefit liabilities	-	-	318	-	-	318
Depreciation and amortization	259	246	147	133	-	785
Non-interest expense	1,667	1,119	1,700	1,582	1,169	7,237
Income (loss) before taxes	2,027	1,466	932	1,409	(1,339)	4,495
Provision for (recovery of) income taxes	526	342	228	363	(284)	1,175
Reported net income (loss)	1,501	1,124	704	1,046	(1,055)	3,320
Average Assets	256,851	130,187	47,613	372,645	168,319	975,615

For the six months ended April 30, 2020	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	3,052	2,180	443	1,551	(320)	6,906
Non-interest revenue	990	620	2,472	869	154	5,105
Total Revenue	4,042	2,800	2,915	2,420	(166)	12,011
Provision for credit losses on impaired loans	350	256	3	126	2	737
Provision for credit losses on performing loans	299	92	6	332	1	730
Provision for credit losses	649	348	9	458	3	1,467
Insurance claims, commissions and changes in policy benefit liabilities	-	-	519	-	-	519
Depreciation and amortization	259	290	147	115	-	811
Non-interest expense	1,704	1,288	1,653	1,495	234	6,374
Income (loss) before taxes	1,430	874	587	352	(403)	2,840
Provision for (recovery of) income taxes	369	184	152	70	(216)	559
Reported net income (loss)	1,061	690	435	282	(187)	2,281
Average Assets	250,969	138,479	44,692	365,931	114,090	914,161

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

Certain comparative figures have been reclassified to conform with the current period’s presentation.